EATON VANCE GROWTH TRUST

One Post Office Square

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 2-22019) certifies (a) that the forms of prospectus and statement of additional information dated July 1, 2024 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 255 (“Amendment No. 255”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 255 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-24-000794) on June 27, 2024:

Eaton Vance Focused Growth Opportunities Fund

Eaton Vance Focused Value Opportunities Fund

EATON VANCE GROWTH TRUST

By: /s/ Nicholas Di Lorenzo

Nicholas Di Lorenzo, Esq.

Secretary

Date: July 2, 2024